UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:            Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q
MAY 31, 2010

Schedule of investments (unaudited)	May 31, 2010

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 99.9%

Education — 11.0%

ABAG Finance Authority for Nonprofit Corp., CA, Francis Parker School Project, LOC-Bank of New York	0.280%	6/3/10	$580,000	$580,000	(a)
California EFA, TECP:
Stanford University	0.320%	9/17/10	1,800,000	1,800,000
Stanford University	0.300%	11/19/10	800,000	800,000
California MFA Revenue:
Trinity School, LOC-Comerica Bank	0.340%	6/3/10	3,500,000	3,500,000	(a)
Westmont College, LOC-U.S. Bank N.A.	0.280%	6/3/10	1,100,000	1,100,000	(a)
California Statewide CDA Revenue:
Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.	0.250%	6/1/10	300,000	300,000	(a)
The Master’s College & Seminary, LOC-U.S. Bank N.A.	0.230%	6/3/10	600,000	600,000	(a)
Murrieta Valley, CA, USD, COP, School Facility Bridge Funding Program, LOC-U.S. Bank N.A.	0.240%	6/3/10	1,000,000	1,000,000	(a)
Sacramento, CA, USD, COP, AGM, SPA-Dexia Credit Local	0.350%	6/3/10	1,600,000	1,600,000	(a)
San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank	0.290%	6/3/10	335,000	335,000	(a)

Total Education				11,615,000

Finance — 3.6%

California Communities Note Program, Note Participations, TRAN	2.000%	11/4/10	900,000	904,656
Los Angeles County, CA, Capital Asset Leasing Corp., TECP, LOC-Wells Fargo Bank N.A.	0.350%	7/22/10	800,000	800,000
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit Village, LOC-Citibank N.A.	0.270%	6/2/10	1,925,000	1,925,000	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Projects	3.000%	7/15/10	100,000	100,292

Total Finance				3,729,948

General Obligation — 8.1%

California State, GO:
Kindergarten-University, LOC-Citibank N.A.	0.250%	6/1/10	500,000	500,000	(a)
LOC-Bank of Montreal	0.240%	6/1/10	2,000,000	2,000,000	(a)
LOC-Scotiabank	0.240%	6/3/10	1,500,000	1,500,000	(a)
Commonwealth of Puerto Rico, GO:
AGM, SPA-Dexia Credit Local	0.310%	6/3/10	800,000	800,000	(a)
Public Improvements, SPA-Dexia Credit Local	0.230%	6/1/10	400,000	400,000	(a)
Corona-Norco, CA, USD, GO, TRAN	1.500%	9/1/10	1,000,000	1,001,998
Petaluma, CA, City Elementary School District, GO, TRAN	1.250%	11/23/10	300,000	300,785
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/28/11	600,000	606,311
Santee, CA, School District, GO, BAN	2.500%	5/1/11	350,000	355,237
Southern Kern, CA, USD, GO, BAN	5.000%	11/15/10	200,000	203,389	(b)
Val Verde, CA, USD, GO	2.000%	8/1/10	85,000	85,185
Yolo County, Washington, CA, USD, GO, TRAN	1.250%	6/30/10	225,000	225,044
Yuba County, CA, GO, TRAN	1.500%	10/29/10	500,000	501,529

Total General Obligation				8,479,478

Health Care — 19.4%

California Health Facilities Finance Authority Revenue:
Hospital Adventist Health Systems B, LOC-Wells Fargo Bank N.A.	0.230%	6/1/10	200,000	200,000	(a)
Stanford Hospital	0.150%	6/2/10	2,800,000	2,800,000	(a)
California Health Facilities Financing Authority Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Health Care — continued
Children’s Hospital, LOC-U.S. Bank N.A.	0.170%	6/2/10	$650,000	$650,000	(a)
Lucile Salter Packard Children’s Hospital	0.180%	6/3/10	3,510,000	3,510,000	(a)
Stanford Hospital & Clinics	0.550%	6/16/10	2,000,000	2,000,000	(c)
California Health Facilities Financing Authority, TECP:
Kaiser Permanente	0.330%	9/14/10	1,700,000	1,700,000
Kaiser Permanente	0.350%	9/21/10	2,400,000	2,400,000
California Statewide CDA Revenue:
Cottage Health System	0.170%	6/3/10	5,000,000	5,000,000	(a)
Touro University Project, LOC-JPMorgan Chase	0.250%	6/3/10	300,000	300,000	(a)
California Statewide CDA, TECP:
Kaiser Permanente	0.330%	9/14/10	400,000	400,000
Kaiser Permanente	0.410%	12/9/10	200,000	200,000
Fresno, CA, Revenue, Trinity Health Credit, SPA-
Landesbank Hessen-Thuringen	0.280%	6/3/10	1,300,000	1,300,000	(a)

Total Health Care				20,460,000

Housing: Multi-Family — 7.6%

Anaheim, CA, Housing Authority, MFH Revenue, Sea Wind Apartments, LIQ-FNMA	0.290%	6/3/10	300,000	300,000	(a)(d)
California Statewide CDA, MFH Revenue:
Avian Glen Apartments Project, LOC-Citibank N.A.	0.290%	6/3/10	800,000	800,000	(a)(d)
Avian Glen Apartments Project, LOC-Citibank N.A.	0.340%	6/3/10	405,000	405,000	(a)(d)
Harmony Court Apartments, FNMA, LIQ-FNMA	0.290%	6/3/10	905,000	905,000	(a)(d)
Daly City, CA, HFA, Multifamily Revenue, Serramonte Del Rey	0.250%	6/3/10	1,500,000	1,500,000	(a)
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.250%	6/3/10	700,000	700,000	(a)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.250%	6/3/10	2,000,000	2,000,000	(a)
Oceanside, CA, MFH Revenue, Shadow Way Apartments LP, LOC-FHLMC	0.280%	6/3/10	750,000	750,000	(a)
Pasadena, CA, CDC, MFH Revenue, Holly Street Apartments, FNMA-Collateralized	0.290%	6/3/10	600,000	600,000	(a)(d)
San Francisco, CA, City & County RDA, Multi-Family Revenue, Ocean Beach Apartments, LOC-Citibank N.A.	0.280%	6/2/10	25,000	25,000	(a)(d)

Total Housing: Multi-Family				7,985,000

Industrial Revenue — 1.3%

California MFA, IDR, Edelbrock Permanent Mold, LOC-Bank of America N.A.	0.330%	6/3/10	1,405,000	1,405,000	(a)(d)

Miscellaneous — 6.7%

Laguna Hills, CA, COP	3.000%	2/1/11	100,000	101,735
Orange County, CA, TECP:
LOC-Dexia Credit Local	0.350%	6/1/10	500,000	500,000
LOC-Dexia Credit Local	0.340%	6/8/10	3,920,000	3,920,000
Riverside County, CA, Teeter Obligation	2.000%	10/15/10	1,165,000	1,170,478
Riverside County, CA, Teeter Obligation, TECP, LOC-Bank of Nova Scotia	0.350%	9/9/10	1,400,000	1,400,000

Total Miscellaneous				7,092,213

Pollution Control — 1.2%

California PCFA, PCR:
Refunding, Exxon Project	0.190%	6/1/10	1,000,000	1,000,000	(a)
Refunding, ExxonMobil Project	0.190%	6/1/10	210,000	210,000	(a)

Total Pollution Control				1,210,000

Public Facilities — 1.5%

Fremont, CA, COP, Capital Improvement Financing Project, LOC-Scotiabank	0.270%	6/3/10	390,000	390,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Public Facilities — continued
Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust	0.320%	6/3/10	$200,000	$200,000	(a)
Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.	0.250%	6/1/10	915,000	915,000	(a)
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank of Nova Scotia	0.340%	9/16/10	100,000	100,000

Total Public Facilities				1,605,000

Solid Waste/Resource Recovery — 1.1%

California PCFA, Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.330%	6/2/10	1,035,000	1,035,000	(a)(d)
California PCFA, Solid Waste Disposal Revenue, Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.300%	6/2/10	155,000	155,000	(a)

Total Solid Waste/Resource Recovery				1,190,000

Tax Allocation — 0.3%

Panama-Buena Vista, CA, USD, TRAN	2.000%	10/1/10	350,000	351,616

Transportation — 13.2%

City of Long Beach, CA, TECP, LOC-JPMorgan Chase	0.330%	9/16/10	190,000	190,000
Los Angeles, CA, Metropolitan Transportation, TECP, LOC-BNP Paribas, Dexia Credit Local	0.300%	6/8/10	390,000	390,000
Orange County, CA, Local Transportation Authority, TECP:
LOC-Dexia Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase	0.340%	6/8/10	2,700,000	2,700,000
LOC-Dexia Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase	0.250%	8/10/10	1,600,000	1,600,000
Riverside County, CA, Transportation Commission, TECP, LOC-Bank of America N.A.	0.340%	9/16/10	294,000	294,000
San Diego, CA, Regional Airport Authority, TECP, LOC-Lloyds TSB Bank PLC	0.310%	8/5/10	1,500,000	1,500,000
San Francisco, CA, Airport Commission, TECP, LOC-State Street Bank & Trust Co.	0.300%	7/12/10	500,000	500,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue	0.750%	9/15/10	1,250,000	1,250,000	(c)
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
AGM, SPA-Dexia Credit Local	0.300%	6/2/10	300,000	300,000	(a)
LOC-Wells Fargo Bank N.A.	0.220%	6/2/10	200,000	200,000	(a)
San Joaquin County, CA, Transportation Authority, TECP:
LOC-Citibank N.A.	0.330%	8/11/10	200,000	200,000
LOC-Citibank N.A.	0.330%	9/1/10	2,300,000	2,300,000
LOC-Citibank N.A.	0.370%	9/1/10	300,000	300,000
San Jose, CA, International Airport, TECP, Norman Y. Mineta San Jose, LOC-JPMorgan Chase, Dexia Credit Local, Bank of America N.A.	0.380%	6/1/10	1,189,000	1,189,000
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Banco Bilbao Vizcaya	0.500%	6/3/10	1,000,000	1,000,000	(a)

Total Transportation				13,913,000

Utilities — 11.3%

California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.230%	6/1/10	1,150,000	1,150,000	(a)
California State Department of Water Resources, Power Supply Revenue, LOC-Bank of New York	0.230%	6/3/10	100,000	100,000	(a)
City of Long Beach, CA, TECP, LOC-JPMorgan Chase	0.320%	7/22/10	114,000	114,000
East Bay, CA, MUD, TECP	0.320%	7/29/10	1,300,000	1,300,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Utilities — continued
East Bay, CA, MUD, TECP	0.460%	8/10/10	$200,000	$200,000
East Bay, CA, MUD, TECP	0.500%	9/9/10	200,000	200,000
Los Angeles, CA, Department of Water & Power:
SPA-Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.260%	6/3/10	100,000	100,000	(a)
Subordinated, SPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.250%	6/3/10	1,900,000	1,900,000	(a)
San Francisco, CA, City & County Public Utilities Commission, TECP, LOC-BNP Paribas	0.230%	6/16/10	1,100,000	1,100,000
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	0.260%	6/2/10	1,400,000	1,400,000	(a)
Walnut, CA, Energy Center Authority Revenue	1.500%	6/8/10	4,000,000	4,000,647	(c)
Walnut, CA, Energy Center Authority, TECP, Turlock Irrigation District Walnut Energy Center Project, LOC-State Street Bank & Trust Co.	0.320%	8/12/10	300,000	300,000

Total Utilities				11,864,647

Water & Sewer — 13.6%

East Bay, CA, MUD Water Systems Revenue	0.290%	12/1/10	600,000	600,000	(c)
East Bay, CA, MUD Water Systems Revenue	0.290%	3/1/11	250,000	250,000	(c)
Imperial Irrigation District, TECP, Electric System & Water System Project, LOC-Citibank N.A.	0.350%	8/3/10	670,000	670,000
Los Angeles, CA, Department of Water & Power, TECP:
Power System Revenue, LOC-Banco Bilbao Vizcaya Argentina SA	0.470%	6/7/10	2,200,000	2,200,000
Power System Revenue, LOC-Banco Bilbao Vizcaya Argentina SA	0.450%	6/8/10	1,000,000	1,000,000
Modesto, CA, Water Revenue, COP, SPA-Bank of America N.A.	0.260%	6/3/10	1,490,000	1,490,000	(a)
Sacramento County, CA, Sanitation District Financing Authority Revenue, LOC-U.S. Bank N.A.	0.260%	6/2/10	2,100,000	2,100,000	(a)
San Diego County, CA, Water Authority, TECP:
LOC-BNP Paribas	0.300%	6/17/10	1,800,000	1,800,000
LOC-BNP Paribas	0.400%	10/7/10	200,000	200,000
San Diego, CA, Water Authority, TECP:
LOC-BNP Paribas	0.270%	8/10/10	600,000	600,000
LOC-Dexia Credit Local	0.340%	6/8/10	600,000	600,000
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.250%	6/1/10	2,790,000	2,790,000	(a)

Total Water & Sewer				14,300,000

TOTAL INVESTMENTS — 99.9% (Cost — $105,200,902#)				105,200,902
Other Assets in Excess of Liabilities — 0.1%				95,506

TOTAL NET ASSETS — 100.0%				$105,296,408

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Maturity date shown represents the mandatory tender date.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governments
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
BAN	- Bond Anticipation Notes

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND
CDA	- Communities Development Authority
CDC	- Community Development Commission
COP	- Certificates of Participation
EFA	- Educational Facilities Authority
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
IDR	- Industrial Development Revenue
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MUD	- Municipal Utility District
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
RDA	- Redevelopment Agency
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TRAN	- Tax and Revenue Anticipation Note
USD	- Unified School District

Ratings Table*

S&P/Moody’s/Fitch**
A-1	81.5%
SP-1	7.7
VMIG1	5.6
F1	1.5
A	2.0
MIG1	1.4
AA/Aa	0.2
P-1	0.1

100.0%

*As a percentage of total investments.
** S&P primary rating; Moody’s secondary, then Fitch.
See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset California Tax Free Money Market Fund (formerly known as Western Asset / CitiSM California Tax Free Reserves) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (“Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$ 105,200,902	-	$ 105,200,902

†See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2010, the Fund did not invest in swaps, options, or futures and does not have any intention to do so in the future.

3. Regulatory matter

In January 2010, the SEC adopted changes to money market fund regulations. The Fund intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010